Other gains/(losses), net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other gains/(losses), net
Net exchange (loss)/gain	$ (1,222)	$ (3,183)	$ 622
Forfeiture of advances from customers	1,933	1,552	1,654
Government subsidy income	1,277	4,458	3,281
Fair value (losses)/gains on short-term investments	566	(2,368)	(316)
Fair value gain on long-term investment	179
Impairment on long-term investments	(1,034)	(10,805)	(4,038)
Fair value change in contingent consideration payable		(8,396)	418
ADR reimbursement from depositary bank		(169)	410
Others	343	(254)	172
Total	$ 2,042	$ (19,165)	$ 2,203